Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating expenses
General and administrative (Note 17)		$ 4,759,205	$ 3,170,440	$ 2,219,745
Research and development, net (Note 18)		1,544,229	3,080,991	473,652
Total operating expenses		6,303,434	6,251,431	2,693,397
Impairment of exploration and evaluation assets				(7,327)
Finance expenses
Changes in fair value of derivative warrants liabilities (Note 7)		(2,189,986)
Unrealized loss on short-term investment (Note 5)		(107,638)	(308,188)
Foreign exchange loss		(78,136)	(404)	(24,564)
Other finance income (expense), net		59,174	(14,417)
Change in fair value of derivative liability (Note 8d (iii))			(290,569)
Total finance expenses		(2,316,586)	(613,578)	(24,564)
Other income
Dividend received		16,555
Total other income		16,555
Loss Before taxes		(8,603,465)	(6,865,009)	(2,725,288)
Tax expenses		(17,372)	(29,859)
Net Loss		(8,620,837)	(6,894,868)	(2,725,288)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations			(21,250)
Comprehensive loss		$ (8,620,837)	$ (6,916,118)	$ (2,725,288)
Loss per share , basic (in Dollars per share)		$ (42.58)	$ (159.11)	$ (88.16)
Weighted average number of shares for the purposes of basic and diluted loss per share (in Shares)	[1]	202,481	43,335	30,911

[1]	On September 30, 2022 and on November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.